Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash interest paid, net	$ 180.9	$ 179.5	$ 135.4
Income taxes paid	$ 1.5	$ 0.8	$ 2.1